Stock option plan	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock option plan

8. Stock option plan

2011 Equity Incentive Plan

In March 2011, the Company adopted the 2011 Equity Incentive Plan (the “Plan”).  As amended, 4,400,640 shares of common stock were reserved for issuance under the 2011 Plan.  Eligible plan participants included employees, directors, officers, consultants and advisors of the Company. The 2011 plan permitted the granting of incentive stock options, nonqualified stock options and other stock- based awards. In connection with the adoption of the 2017 Plan (as defined below), the 2011 Plan was terminated and no further awards will be made under the 2011 Plan.

2017 Equity Incentive Plan

In May 2017, the Company adopted the 2017 Equity Incentive Plan (the “2017 Plan”). The 2017 Plan provided for the direct award or sale of the Company’s common stock and for the grant of up to 1,932,000 stock options to employees, directors, officers, consultants and advisors of the Company.  The 2017 Plan provides for the grant of incentive stock options, non-statutory stock options or restricted stock.

Under both the 2011 Plan and the 2017 Plan, options to purchase the Company’s common stock may be granted at a price no less than the fair market value of a share of common stock on the date of grant.  The fair value shall be the closing sales price for a share as quoted on any established securities exchange for such grant date or the last preceding date for which such quotation exists.  Vesting terms of options issued are determined by the board of directors or compensation committee of the board.  The Company’s stock options vest based on terms in the stock option agreements.  Stock options have a maximum term of ten years.

As of December 31, 2017, there were a total of 1,602,687 shares of common stock available for future issuance under the 2017 Plan.

Stock-based Compensation

During the years ended December 31, 2017, 2016 and 2015, the Company recorded employee share-based compensation expense of $1,772, $907, and $180, respectively. The Company recorded non-employee share-based compensation expense of $1,622, $484, and $209 during the years ended December 31, 2017, 2016 and 2015, respectively.  Total share-based compensation expense included in the statements of operations is as follows:

	Year Ended December 31,
	2017	2016	2015
	in thousands
Research and development	$2,531	$911	$221
General and administrative	863	480	168
Total stock-based compensation expense	$3,394	$1,391	$389

The fair value of each option grant is estimated on the grant date using the Black-Scholes option-pricing model, using the following weighted average assumptions:

	Year Ended December 31,
	2017	2016	2015

Expected volatility	74.2 - 79.3%	74.8 - 83.9%	66.8 - 69.3%
Weighted-average risk-free rate	1.9 - 2.2%	1.2 - 2.1%	1.5 - 1.7%
Dividend yield	—%	—%	—%
Expected term (in years)	6.01	6.40	6.56
Weighted-average grant-date fair value per share	$10.71	$3.24	$1.59

The expected term of stock options represents the weighted-average period the stock options are expected to remain outstanding and is based on the option vesting term, contractual terms and industry peers as the Company did not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior.

The expected stock price volatility assumptions for the Company’s stock options were determined by examining the historical volatilities for industry peers.

The risk-free interest rate assumption at the date of grant is based on the U.S. Treasury instruments whose term was consistent with the expected term of the Company’s stock options.

The expected dividend assumption is based on the Company’s history and expectation of dividend payouts.

Stock option activity during 2017 is as follows:

			Weighted average
		Weighted	Remaining
		average	contractual	Aggregate
	Options	exercise	for	intrinsic
	outstanding	price	life (Years)	value
				(in thousands)
Balance as of December 31, 2016	3,690,058	$2.13	8.4	$17,463
Cancelled	(89,687)	$3.81
Granted	688,997	15.96
Exercised	(173,035)	2.24
Balance as of December 31, 2017	4,116,333	$4.41	7.8	$63,577
Exercisable at December 31, 2017	2,225,970	1.64	7.2	$40,523
Vested at December 31, 2017 and expected to vest	4,116,333	4.41	7.8	$63,577

As of December 31, 2017, there was $10,404 of total unrecognized share-based compensation costs, net of estimated forfeitures, which is expected to be recognized over a weighted-average period of 2.93 years.

In 2016, in connection with preparation of the 2015 financials, the Company reassessed the determination of the fair value of the common shares underlying stock options granted throughout 2015. As a result, the Company determined that the fair value of the common shares was $0.75, $2.40 and $2.73 per share at February 27, 2015, July 15, 2015 and September 7, 2015, respectively, which was higher than the fair value as initially determined by the Board of Directors on the dates of grant. The use of this higher share price increased both recognized and unrecognized share-based compensation expense and also impacted the valuation of the non-employee share-based compensation expense which is marked to market at each reporting date.

In 2017, in connection with the Company’s initial public offering and after discussions with their underwriters, the Company reassessed the determination of the fair value of the common shares underlying the 1,099,320 stock options granted throughout 2016, and the 119,997 options granted up through the IPO date of May 16, 2017, and determined that no adjustment was necessary.

Since the IPO, the board of directors has determined the fair value of each common share underlying share-based awards based on the closing price of the common shares as reported by Nasdaq on the date of grant.